CONVERTIBLE NOTES PAYABLE (Details Narrative)				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 21, 2021 USD ($)	Oct. 19, 2021 USD ($)	Mar. 18, 2020 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 21, 2022 USD ($)	Oct. 19, 2022 USD ($)	Jan. 01, 2022 USD ($)	Nov. 18, 2020 USD ($) $ / shares shares	Nov. 17, 2020 USD ($)	Oct. 23, 2020 USD ($)	Mar. 20, 2020 USD ($)
Short-Term Debt [Line Items]
Amortization of debt discount							$ 1,239,686	$ 1,878,976	$ 2,321,011	$ 2,906,645
Debt instrument principal amount															$ 100,000
Debt interest rate									16.00%
Debt conversion price | $ / shares															$ 160
Cash proceeds							1,067,631	1,257,800	$ 2,027,570	1,482,000
Debt instrument interest rate												24.00%	16.00%
Interest payable current				$ 826,187			826,187		478,712	204,915
Fair value of common stock value				$ 25,000	$ 101,764		$ 357,592	131,088	653,796	1,842,853
Number of warrants agreed to exchange | shares				0			0								39
Warrants exercised term				7 months 2 days			7 months 2 days
Gain on settlement of debt						$ 4,904,081
Addition to convertible note payable				$ 3,240,422			$ 3,240,422		4,232,101	1,016,288
Accumulated deficit cumulative effective adjustment				(54,040,157)			(54,040,157)		(51,412,128)	(42,033,887)
Derivative liability									0
Interest expense on convertible notes payable				983,100	796,057		4,947,656	2,833,126	5,979,456	3,334,413
Interest Expense, Debt, Excluding Amortization									911,020	478,582
Repayments for related party							60,000	174,431	434,584	680,807
Loss on settlement of debt				5,468			4,909,549			186,156
Outstanding notes				1,364,865			1,364,865		3,104,573	1,770,989
Notes Issued									$ 653,796	1,842,853
Debt instrument interest rate, increase									125.00%
Debt instrument principal, increase									$ 173,333
Convertible notes payable									4,408,786	1,707,857
Convertible notes outstanding balance				97,946			97,946		97,946	22,357		$ 238,532	$ 361,869
Additional Paid-in Capital [Member]
Short-Term Debt [Line Items]
Debt Conversion, Original Debt, Amount										392,703
Related Party [Member]
Short-Term Debt [Line Items]
Interest expense on convertible notes payable										9,992
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount											$ 81,000
Repayments for related party											135,000
Loss on settlement of debt											54,000
Chief Executive Officer [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Due to related party											135,000
Revision of Prior Period, Accounting Standards Update, Adjustment [Member] | Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Addition to convertible note payable														$ 517,500
Accumulated deficit cumulative effective adjustment														$ 439,857
Note Exchange Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument carrying amount						$ 5,398,299
Description of related party payments						The New Note matures on June 1, 2024, and calls for payments of (i) $115,000 on or prior to July 25, 2023, (ii) nine monthly payments to the noteholder in the amount of $38,889 each, with the first payment beginning September 1, 2023 and (iii) $200,000 on the earlier of (a) three business days following our successful listing on any of the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange or (b) the receipt of not less than $4,000,000 in funding from a single transaction. If the conditions for payment of the above $200,000 are not met, but we raise capital in excess of $500,000 in a single closing, then 25% of any capital raised in such closing shall be used to satisfy the $200,000 payment
Note Exchange Agreement [Member] | Westland Properties L L C [Member]
Short-Term Debt [Line Items]
Debt instrument carrying amount						$ 665,000
Granite Note [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount																		$ 125,000
Granite Warrant [Member]
Short-Term Debt [Line Items]
Debt converted into common stock, shares | shares			16
Exchange Note [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount									$ 325,000
Debt conversion, description									Conversions into common stock under the Exchange Note shall be effected at the lowest closing stock price during the five (5) days preceding any conversion, with -0- discount and a conversion price not below $112;
Maturity date									Sep. 30, 2021
Agreement With Smea2z LLC [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount																$ 400,000	$ 220,000
Agreement With Smea2z LLC Two [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount																	$ 608,850
Exchange Note Two [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares									$ 56
Debt conversion, description									Typical events of default for such a note, as well as a default in the event the closing price for the Company’s common stock is less than $56 for at least 5-consecutive days;
Minimum [Member] | Exchange Note [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares									$ 112
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest expense				145,164	59,002		431,806	433,940
Amortization of debt discount				398,838	$ 15,373		544,675	$ 651,383
Shares issued in conjunction with convertible notes							$ 357,592		$ 653,796
Debt converted into common stock, shares | shares							21,428		998,899
Debt instrument carrying amount				4,529,663			$ 4,529,663		$ 4,408,786
Interest expense on convertible notes payable									3,795,591	131,623
Promissory Notes - Issued in Fiscal Year 2020 [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount											$ 100,000
Debt instrument term											60 months
Debt interest rate											5.00%
Debt conversion price | $ / shares											$ 0.01
Debt instrument maturity date, description											Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.
Addition to convertible note payable											$ 2,466,500
Debt conversion, description											Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from $16 to $112.
Outstanding notes										100,000
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount											$ 15,000
Debt instrument term											5 months
Debt interest rate											0.00%
Debt conversion price | $ / shares											$ 160
Debt Instrument, Convertible, Conversion Ratio											0.18
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term											60 months
Debt interest rate											25.00%
Promissory Notes - Issued in Fiscal Year 2021 [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount				508,440			508,440
Convertible promissory notes										1,696,999
Cash proceeds										1,482,000
Financing fee										$ 214,999
Debt instrument maturity date, description										Convertible at the option of the holders after varying dates.
Debt instrument interest rate	24.00%	16.00%
Interest payable current				60,286			60,286
Debt conversion, description										Conversion prices are typically based on the discounted (39% discount) average closing prices or lowest trading prices of the Company’s shares during 20 periods prior to conversion.
Maturity date	Dec. 21, 2022	Oct. 19, 2022
Convertible outstanding amount issued										$ 1,696,999
Cash proceeds										$ 1,482,000
Common Stock Dividends, Shares | shares										2
Notes Issued										$ 133,663
Stock Issued During Period, Shares, Purchase of Assets | shares										197
Intermediate-life Plants, Useful Life										5 years
Debt instrument interest rate, increase	125.00%	125.00%
Debt instrument principal, increase	$ 1,974,914	$ 91,311
Debt instrument interest rate, description	The Company broke certain covenants of the convertible note related to the failure of the Company uplist 60 days from the note issuance date that triggered a 10% penalty of the outstanding principal and additional 5% of the outstanding principal every 10 calendar days until the uplist is completed or the note is paid off.
Convertible notes payable										$ 1,607,857
Promissory Notes - Issued in Fiscal Year 2021 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument term										90 days
Debt interest rate										5.00%
Warrant, Exercise Price, Increase | $ / shares										$ 4,464
Promissory Notes - Issued in Fiscal Year 2021 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term										12 months
Debt interest rate										12.00%
Warrant, Exercise Price, Increase | $ / shares										$ 21,600
Two Thousand Twenty One Convertible Notes [Member]
Short-Term Debt [Line Items]
Number of convertible securities issued | shares										2
Fair value of common stock value										$ 133,663
Number of warrants agreed to exchange | shares										197
Warrants exercised term										5 years
Debt principal amount paid							38,490
Debt interest amount paid							39,822
Two Thousand Twenty One Convertible Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Exercise price for warrants | $ / shares										$ 4,464
Two Thousand Twenty One Convertible Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Exercise price for warrants | $ / shares										$ 21,600
Promissory Notes Issued In Fiscal Year Two Thousand And Twenty Two [Member]
Short-Term Debt [Line Items]
Shares issued in conjunction with convertible notes									$ 473,691
Debt converted into common stock, shares | shares									924
Convertible promissory notes									$ 2,120,575
Cash proceeds									1,857,800
Financing fee									$ 262,775
Debt instrument maturity date, description									Convertible at the option of the holders after varying dates
Debt conversion, description									Conversion price based on a formula corresponding to a discount (20% or 39% discount) off the lowest trading price of our Common stock for the 20 prior trading days including the day on which a notice of conversion is received, although one of the 2022 Convertible Notes establishes a fixed conversion price of $4.50 per share.
Convertible promissory notes									$ 2,120,575
Promissory Notes Issued In Fiscal Year Two Thousand And Twenty Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument term									3 months
Debt interest rate									9.00%
Promissory Notes Issued In Fiscal Year Two Thousand And Twenty Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term									12 months
Debt interest rate									20.00%
Promissory Notes Issued In Fiscal Year Two Thousand And Twenty Three [Member]
Short-Term Debt [Line Items]
Convertible promissory notes				2,211,083			2,211,083
Cash proceeds							2,015,000
Financing fee							$ 462,112
Debt instrument maturity date, description							Convertible at the option of the holders after varying dates
Debt conversion, description							Conversion price based on a formula corresponding to a discount (20% or 30% discount) off the lowest trading price of our Common Stock for the 20 prior trading days including the day on which a notice of conversion is received, although one of the 2023 Convertible Notes establishes a fixed conversion price of $.50 per share and two of the 2023 Convertible Notes have a fixed conversion price of $.005 per share
Derivative liability				$ 0			$ 0
Promissory Notes Issued In Fiscal Year Two Thousand And Twenty Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument term							9 months
Debt interest rate				9.00%			9.00%
Promissory Notes Issued In Fiscal Year Two Thousand And Twenty Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term							12 months
Debt interest rate				20.00%			20.00%
Convertible Notes [Member]
Short-Term Debt [Line Items]
Shares issued in conjunction with convertible notes										$ 1,450,150
Debt converted into common stock, shares | shares										41
Convertible Notes [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount											$ 150,000